INVESTMENTS AVAILABLE-FOR-SALE (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Portfolio investment
Cost	$ 4,921	30,000	70,000
Gross unrealized loss
Fair market value	4,921	30,000	70,000
Total investments available-for-sale	$ 4,921	30,000	70,000